Benefit Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Benefit Plans and Other Postretirement Benefits Disclosure [Abstract]
Net annual periodic pension cost related to NRG domestic pension and other postretirement benefit plans
The net annual periodic pension cost related to NRG domestic pension and other postretirement benefit plans include the following components:

	Year Ended December 31,
	Pension Benefits
	2011	2010	2009
	(In millions)
Service cost benefits earned	$14	$14	$12
Interest cost on benefit obligation	21	21	20
Expected return on plan assets	(21)	(20)	(16)
Amortization of unrecognized net gain	—	—	1
Net periodic benefit cost	$14	$15	$17

	Year Ended December 31,
	Other Postretirement Benefits
	2011	2010	2009
	(In millions)
Service cost benefits earned	$2	$2	$2
Interest cost on benefit obligation	6	6	6
Amortization of unrecognized prior service cost	—	—	1
Net periodic benefit cost	$8	$8	$9

Pension benefit obligation, other post retirement benefit obligations, and related plan assets
A comparison of the pension benefit obligation, other postretirement benefit obligations, and related plan assets for NRG's plans on a combined basis is as follows:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(In millions)
Benefit obligation at January 1	$404	$357	$106	$104
Service cost	14	14	2	2
Interest cost	21	21	6	6
Plan amendments	—	—	—	(5)
Actuarial loss	34	24	9	—
Employee and retiree contributions	—	—	1	1
Benefit payments	(17)	(12)	(2)	(2)
Benefit obligation at December 31	456	404	122	106
Fair value of plan assets at January 1	297	263	—	—
Actual return on plan assets	10	30	—	—
Employee contributions	—	—	1	1
Employer contributions	18	16	1	1
Benefit payments	(17)	(12)	(2)	(2)
Fair value of plan assets at December 31	308	297	—	—
Funded status at December 31 — excess of obligation over assets	$(148)	$(107)	$(122)	$(106)

Amounts recognized in NRG's balance sheets
Amounts recognized in NRG's balance sheets were as follows:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(In millions)
Current liabilities	$—	$—	$3	$2
Non-current liabilities	148	107	119	104

Amounts recognized in NRG's accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost
Amounts recognized in NRG's accumulated OCI that have not yet been recognized as components of net periodic benefit cost were as follows:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(In millions)
Unrecognized loss	$88	$42	$11	$1
Prior service (credit)/cost	(2)	(2)	(1)	—

Other changes in plan assets and benefit obligations recognized in other comprehensive income
Other changes in plan assets and benefit obligations recognized in other comprehensive income were as follows:

	Year Ended December 31,
	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(In millions)
Unrecognized loss	$46	$13	$9	$—
Prior service cost/(credit)	—	—	—	(5)
Amortization for prior service cost/(credit)	—	1	—	—
Total recognized in other comprehensive loss/(gain)	$46	$14	$9	$(5)
Total recognized in net periodic pension cost and other comprehensive income	$60	$28	$17	$3

Significant components of NRG's domestic pension plan
The following table presents the balances of significant components of NRG's domestic pension plan:

	As of December 31,
	Pension Benefits
	2011	2010
	(In millions)
Projected benefit obligation	$456	$404
Accumulated benefit obligation	392	347
Fair value of plan assets	308	297

Fair values of the Company's pension plan assets
NRG's market-related value of its plan assets is the fair value of the assets. The fair values of the Company's pension plan assets by asset category and their level within the fair value hierarchy are as follows:

	Fair Value Measurements as of December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total
	(In millions)
U.S. equity investment	$47	$—	$47
International equity investment	18	—	18
Corporate bond investment-fixed income	37	—	37
Common/collective trust investment — U.S. equity	—	78	78
Common/collective trust investment — international equity	—	32	32
Common/collective trust investment — fixed income	—	96	96
Total	$102	$206	$308

	Fair Value Measurements as of December 31, 2010
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total
	(In millions)
U.S. equity investment	$46	$—	$46
International equity investment	19	—	19
Corporate bond investment-fixed income	31	—	31
Common/collective trust investment — U.S. equity	—	80	80
Common/collective trust investment — international equity	—	35	35
Common/collective trust investment — fixed income	—	85	85
Short-term investment fund	—	1	1
Total	$96	$201	$297

Significant assumptions used to calculate NRG's benefit obligations
The following table presents the significant assumptions used to calculate NRG's benefit obligations:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
Weighted-Average Assumptions	2011	2010	2011	2010
Discount rate	4.98%	5.47%	5.18%	5.77%
Rate of compensation increase	4.00-4.50%	4.00-4.50%	N/A	N/A
Health care trend rate	—	—	8% grading to 5% in 2019	8% grading to 5% in 2019
The following table presents the significant assumptions used to calculate NRG's benefit expense:

	As of December 31,
	Pension Benefits			Other Postretirement Benefits
Weighted-Average Assumptions	2011	2010	2009	2011	2010	2009
Discount rate	5.47%	5.93%	6.88%	5.77%	6.14%	6.88%
Expected return on plan assets	7.25%-7.50%	7.50%	7.50%	—	—	—
Rate of compensation increase	4.00-4.50%	4.00-4.50%	4.00-4.50%	—	—	—
Health care trend rate	—	—	—	8.0% grading to 5.0% in 2019	9.5% grading to 5.5% in 2016	9.5% grading to 5.5% in 2016

NRG's pension plan assets weighted average allocation
NRG's pension plan assets weighted average allocations were as follows:

As of December 31,
	2011	2010
U.S. equity	33.5-50.5%	33.5-50.5%
International equity	13.5-22.5%	13.5-22.5%
U.S. fixed income	30-50%	30-50%

Expected future benefit payments
NRG's expected future benefit payments for each of the next five years, and in the aggregate for the five years thereafter, are as follows:

		Other Postretirement Benefit
	Pension Benefit Payments	Benefit Payments	Medicare Prescription Drug Reimbursements
	(In millions)
2012	$21	$3	$—
2013	23	3	—
2014	24	4	—
2015	26	4	—
2016	29	5	—
2017-2021	182	33	1

Effect of one-percentage-point change in assumed health care cost trend rates
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effect:

	1-Percentage- Point Increase	1-Percentage- Point Decrease
	(In millions)
Effect on total service and interest cost components	$1	$(1)
Effect on postretirement benefit obligation	9	(7)

Recognized net periodic costs related to STP defined benefit plans
The Company has recognized the following in its statement of financial position, statement of operations and accumulated OCI related to its 44% interest in STP:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(In millions)
Funded status — STPNOC benefit plans	$(67)	$(55)	$(49)	$(40)
Net periodic benefit costs	9	8	6	4
Other changes in plan assets and benefit obligations recognized in other comprehensive income	15	8	3	7

Contributions of defined contribution plans
NRG's employees have also been eligible to participate in defined contribution 401(k) plans. The Company's contributions to these plans were as follows:

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Company contributions to defined contribution plans	$24	$28	$22